RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS
Average reserve balances on hand or with Federal Reserve Bank	$ 998,000	$ 860,000